Consolidated Balance Sheets Details Consolidated Balance Sheet Details - Other long-term liabilities (Details) - USD ($) $ in Millions	Feb. 28, 2019	Feb. 28, 2018
Other Liabilities Disclosure [Abstract]
Restructuring Reserve, Noncurrent	$ 11	$ 23
Lease Incentive, Payable	8	0
Other long-term liabilities	$ 19	$ 23